UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, D.C.  20549


                                  FORM N-CSR


           CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANIES


               Investment Company Act file number:  811-2835


                     ALLIANCEBERNSTEIN CAPITAL RESERVES


            (Exact name of registrant as specified in charter)


          1345 Avenue of the Americas, New York, New York 10105
           (Address of principal executive offices) (Zip code)


                               Mark R. Manley
                      Alliance Capital Management L.P.
                        1345 Avenue of the Americas
                         New York, New York 10105
                  (Name and address of agent for service)


   Registrant's telephone number, including area code: (800) 221-5672


                  Date of fiscal year end:  June 30, 2004


                 Date of reporting period:  June 30, 2004


ITEM 1. REPORTS TO STOCKHOLDERS.


PORTFOLIO OF INVESTMENTS
June 30, 2004

                                             AllianceBernstein Capital Reserves
_______________________________________________________________________________



 PRINCIPAL
  AMOUNT
   (000)          SECURITY (a)                          YIELD             VALUE
-------------------------------------------------------------------------------
                  COMMERCIAL
                  PAPER-46.1%
                  AEGON FUNDING CORP.
$  17,500         8/09/04 (b)                            1.24%   $   17,476,492
                  AMSTEL FUNDING CORP.
   75,000         8/12/04 (b)                            1.11        74,902,875
   76,000         8/16/04 (b)                            1.18        75,885,409
   50,000         9/14/04 (b)                            1.30        49,864,583
                  ASB BANK, LTD.
    8,900         7/20/04 (b)                            1.09         8,894,880
   41,500         8/19/04 (b)                            1.26        41,428,828
                  ATLANTIS ONE FUNDING CORP.
   35,016         7/14/04 (b)                            1.08        35,002,344
   50,000         8/02/04 (b)                            1.08        49,952,000
   75,000         7/14/04 (b)                            1.09        74,970,479
   38,281         8/19/04 (b)                            1.35        38,210,659
                  BANK OF IRELAND
   70,000         8/16/04 (b)                            1.09        69,902,506
                  BANQUE CAISSE D'
                  EPARGNE L'ETAT
   93,500         9/16/04                                1.09        93,282,015
  163,000         12/20/04                               1.11       162,139,451
   74,500         12/23/04                               1.13        74,090,767
   60,000         9/09/04                                1.35        59,842,500
                  BANQUE GENERALE DU
                  LUXEMBOURG
   25,200         8/11/04                                1.11        25,168,143
   62,200         7/30/04                                1.12        62,144,132
                  BARTON CAPITAL CORP.
   47,000         7/19/04 (b)                            1.09        46,974,385
                  CAFCO LLC
   58,000         9/07/04 (b)                            1.47        57,838,953
                  CAISSE CENTRALE DES JARDIN
   50,000         7/07/04                                1.06        49,991,167
   60,000         8/06/04                                1.15        59,931,000
                  CAISSE NATIONALE DES
                  CAISSES D'EPARGNE
   71,000         8/16/04 (b)                            1.28        70,883,876
                  CBA (FINANCE) DELAWARE, INC.
   23,725         8/13/04                                1.16        23,692,128
                  CITIGROUP GLOBAL
                  MARKETS HOLDINGS, INC.
   25,000         7/08/04                                1.30        24,993,681
                  CS FIRST BOSTON CORP.
   50,000         7/12/04 (b)                            1.09        49,983,347
                  DEN NORSKE BANK
   88,000         8/06/04                                1.16        87,897,920
   80,000         8/20/04                                1.19        79,867,778
                  DEPFA BANK PLC
   44,000         7/29/04 (b)                            1.09        43,962,698
   36,700         8/04/04 (b)                            1.10        36,661,873
   60,000         9/07/04 (b)                            1.11        59,874,766
                  GALAXY FUNDING, INC.
   85,000         8/05/04 (b)                            1.15        84,904,965
                  GEMINI SECURITIZATION CORP.
   50,000         8/23/04 (b)                            1.39        49,897,681
                  GENERAL ELECTRIC
                  CAPITAL CORP.
   72,000         8/16/04                                1.09        71,899,720
   70,000         9/03/04                                1.28        69,840,711
   85,400         8/20/04                                1.32        85,243,433
                  GENERAL ELECTRIC
                  CAPITAL SERVICES
   74,500         9/07/04                                1.33        74,312,839
                  GIRO BALANCED FUNDING
   25,805         9/07/04 (b)                            1.35        25,739,197
                  GREENWICH CAPITAL
                  HOLDINGS FUNDING CORP.
   67,000         8/17/04 (b)                            1.08        66,905,530
                  HBOS TREASURY SERVICES PLC
   19,000         7/08/04                                1.09        18,995,973
   50,000         7/13/04                                1.09        49,981,833
   32,300         8/09/04                                1.11        32,261,159
   27,500         8/17/04                                1.20        27,456,917
   60,000         9/13/04                                1.47        59,818,700
                  HSBC BANK PLC
   68,500         7/13/04                                1.08        68,475,340
   76,000         8/09/04                                1.08        75,911,080
   85,000         9/28/04                                1.09        84,770,949
   95,900         8/11/04                                1.17        95,772,213
   20,000         9/24/04                                1.32        19,937,903
                  ING INSURANCE HOLDINGS, INC.
   55,000         8/12/04                                1.06        54,931,983
   60,000         9/07/04                                1.08        59,877,600
   15,000         9/17/04                                1.08        14,964,900
   25,000         9/20/04                                1.08        24,939,250
                  JUPITER SECURITIZATION CORP.
   41,950         7/12/04 (b)                            1.06        41,936,413
                  KBC FINANCIAL PRODUCTS, LTD.
   50,000         9/07/04                                1.26        49,881,000
                  KFW INTERNATIONAL FINANCE, INC.
   58,100         10/18/04 (b)                           1.23        57,883,626


1


PORTFOLIO OF INVESTMENTS (continued)

                                             AllianceBernstein Capital Reserves
_______________________________________________________________________________


 PRINCIPAL
  AMOUNT
   (000)          SECURITY (a)                          YIELD             VALUE
-------------------------------------------------------------------------------
                  KITTY HAWK FUNDING
$ 100,000         8/10/04 (b)                            1.16%   $   99,871,111
   90,000         7/13/04 (b)                            1.30        89,961,000
                  MORGAN STANLEY
   50,000         7/27/04                                1.25        49,954,861
   70,000         8/05/04                                1.30        69,911,528
   45,000         8/23/04                                1.38        44,908,575
                  NATIONAL BANK OF NEW ZEALAND
   63,000         10/05/04 (b)                           1.15        62,806,800
   33,000         9/17/04 (b)                            1.48        32,894,180
   70,000         9/13/04 (b)                            1.49        69,785,606
                  NETWORK RAIL FINANCE PLC
   53,000         7/20/04 (b)                            1.09        52,969,510
   36,000         10/14/04 (b)                           1.17        35,877,150
   34,200         7/06/04 (b)                            1.25        34,194,063
   52,550         7/22/04 (b)                            1.30        52,510,150
   43,000         9/17/04 (b)                            1.48        42,862,113
                  NORDEA NORTH AMERICA, INC.
   60,000         7/19/04                                1.07        59,967,900
   38,700         9/30/04                                1.20        38,582,610
                  NORDEUTSCHE LANDESBANK
   77,500         7/01/04 (b)                            1.06        77,500,000
   46,500         7/14/04 (b)                            1.09        46,481,697
   46,500         8/11/04 (b)                            1.18        46,437,509
   77,500         8/03/04 (b)                            1.20        77,414,750
   87,000         9/15/04 (b)                            1.28        86,764,907
                  NORTHERN ROCK PLC
   28,900         7/26/04 (b)                            1.09        28,878,124
                  PROCTOR & GAMBLE CO.
   34,200         8/17/04                                1.33        34,140,616
                  PRUDENTIAL PLC
   22,000         7/14/04                                1.08        21,991,460
                  SANTANDER FINANCE
  113,000         8/06/04                                1.08       112,877,960
   50,000         9/03/04                                1.11        49,901,778
                  SCALDIS CAPITAL LLC
   21,707         7/13/04 (b)                            1.08        21,699,185
   32,000         9/10/04 (b)                            1.38        31,912,907
                  SOCIETE GENERALE
   56,600         12/23/04                               1.12        56,291,844
   54,650         8/09/04                                1.19        54,579,547
                  SWEDBANK FORENINGS
   13,100         7/23/04                                1.20        13,090,393
                  TOYOTA MOTOR CREDIT CORP.
   25,000         8/04/04 (b)                            1.22        24,971,194
   50,000         8/16/04 (b)                            1.30        49,916,944
   50,000         9/10/04 (b)                            1.48        49,854,056
                  VERIZON NETWORK FUNDING
   25,000         7/07/04                                1.10        24,995,417
   55,000         7/13/04                                1.10        54,979,833
                  WESTPAC CAPITAL CORP.
   71,300         8/17/04                                1.05        71,202,259
   17,000         8/12/04                                1.09        16,978,382
                  YORKTOWN CAPITAL LLC
   55,000         7/07/04 (b)                            1.09        54,990,008
   75,000         7/19/04 (b)                            1.27        74,952,375
                                                                ---------------
                  Total Commercial Paper
                  (amortized cost
                  $5,092,112,852)                                 5,092,112,852
                                                                ---------------
                  CERTIFICATES OF DEPOSIT-25.2%
                  ABBEY NATIONAL TREASURY
                  SERVICES PLC
   70,000         1.09%, 7/19/04                         1.09        70,000,000
                  BANCO BILBAO VIZCAYA
   62,000         1.20%, 8/16/04                         1.20        62,000,000
                  BNP PARIBAS
   13,680         1.11%, 8/03/04                         1.17        13,679,131
  175,000         1.35%, 9/10/04                         1.35       175,001,720
                  CITIBANK NA
   25,000         1.17%, 8/12/04                         1.17        25,000,000
   63,500         1.19%, 8/20/04                         1.19        63,500,000
                  CREDIT AGRICOLE INDOSUEZ
   75,000         1.11%, 9/21/04                         1.11        75,000,000
   76,000         1.13%, 9/29/04                         1.13        76,000,944
   73,500         1.26%, 12/29/04                        1.26        73,500,000
                  CREDIT LYONNAIS BANK
   55,000         1.23%, 12/31/04                        1.14        55,023,287
                  CS FIRST BOSTON CORP.
   35,000         1.33%, 8/12/04 (b)                     1.18        35,006,100
  100,000         1.37%, 9/09/04 (b)                     1.37       100,000,000
                  DANSKE CORP.
   78,000         1.11%, 7/30/04                         1.11        78,000,000
                  DEUTSCHE BANK
   93,000         1.25%, 10/25/04                        1.20        93,014,707
                  DEXIA CLF FINANCE CO.
  108,000         1.08%, 8/31/04 (b)                     1.08       108,000,000
   74,500         1.14%, 12/29/04 (b)                    1.14        74,500,000


2


                                             AllianceBernstein Capital Reserves
_______________________________________________________________________________



 PRINCIPAL
  AMOUNT
   (000)          SECURITY (a)                          YIELD             VALUE
-------------------------------------------------------------------------------
                  FORTIS FUNDING
$  25,400         1.12%, 8/16/04 (b)                     1.12%  $    25,400,000
                  HBOS TREASURY
                  SERVICES PLC
   74,500         1.14%, 12/31/04                        1.14        74,500,000
                  LANDESBANK
                  BADEN-WURTTEMBERG
   59,000         1.20%, 8/20/04                         1.20        59,000,408
   35,000         1.28%, 9/13/04                         1.27        35,000,716
   62,000         1.37%, 10/15/04                        1.36        62,000,908
                  NATEXIS BANQUE
   83,000         1.09%, 7/15/04                         1.09        83,000,000
                  NORDEA BANK FINLAND PLC
   32,000         1.27%, 8/04/04                         1.30        31,999,097
   34,000         1.45%, 11/15/04                        1.45        34,000,000
                  REGIONS BANK
   50,000         1.18%, 8/10/04                         1.18        50,000,000
   90,000         1.18%, 8/13/04                         1.18        90,000,000
                  ROYAL BANK SCOTLAND PLC FRN
   57,000         1.21%, 6/20/05                         1.24        56,983,229
                  SVENSKA HANDELSBANKEN
  146,000         1.08%, 8/19/04                         1.08       146,000,000
   50,000         1.28%, 9/15/04                         1.28        50,000,000
                  TORONTO DOMINION BANK
   73,000         1.08%, 8/25/04                         1.08        73,000,000
                  UNICREDITO ITALIANO SPA
   84,000         1.38%, 9/09/04                         1.38        84,000,000
                  US BANK
   50,000         1.09%, 8/17/04                         1.20        49,992,294
                  WASHINGTON MUTUAL
   75,000         1.52%, 9/22/04                         1.52        75,000,000
                  WELLS FARGO BANK
  141,000         1.18%, 7/26/04                         1.18       141,000,000
   67,000         1.28%, 8/10/04                         1.28        67,000,000
  100,000         1.30%, 7/27/04                         1.30       100,000,000
  100,000         1.30%, 8/10/04                         1.30       100,000,000
                  WESTDEUTSCHE LANDESBANK
  115,000         1.15%, 12/27/04                        1.15       115,000,000
                                                                ---------------
                  Total Certificates of
                  Deposit (amortized
                  cost $2,780,102,541)                            2,780,102,541
                                                                ---------------
                  U.S. GOVERNMENT
                  SPONSORED AGENCY
                  OBLIGATIONS-15.1%
                  FEDERAL HOME LOAN BANK
  325,000         1.15%, 8/25/04 FRN                     1.18       324,982,795
   41,000         12/16/04                               1.17        41,000,000
  685,600         1.21%, 9/27/04 FRN                     1.25       685,533,808
                  FEDERAL HOME LOAN
                  MORTGAGE CORPORATION
  111,000         8/20/04                                1.17       111,000,000
                  FEDERAL NATIONAL
                  MORTGAGE ASSOCIATION
    6,000         0.98%, 10/03/05 FRN                    1.03         5,995,078
  128,000         1.05%, 10/28/04 FRN                    1.09       127,983,353
  370,000         1.10%, 2/11/05 FRN                     1.12       369,954,303
                                                                ---------------
                  Total U.S. Government
                  Sponsored Agency
                  Obligations
                  (amortized cost
                  $1,666,449,337)                                 1,666,449,337
                                                                ---------------
                  CORPORATE OBLIGATIONS-7.8%
                  AID HOUSING GUARANTY
                  PROJECT FRN (PORTUGAL)
    7,813         2.08%, 12/01/16                        2.08         7,812,500
                  BETA FINANCE, INC.
   35,500         1.08%, 1/28/05
                  FRN (b)                                1.33        35,500,402
   50,000         1.33%, 2/02/05
                  FRN (b)                                1.33        50,001,476
   52,000         1.33%, 2/09/05
                  FRN (b)                                1.33        52,002,188
   70,000         1.43%, 10/27/04
                  MTN (b)                                1.40        69,997,380
                  CENTAURI CORP. FRN
   71,500         1.08%, 1/28/05 (b)                     1.33        71,498,799
                  CHASE BANK USA FRN
   60,000         1.11%, 7/07/04                         1.11        60,000,036
  143,000         1.14%, 5/11/05                         1.14       143,000,000
                  DORADA FINANCE, INC. FRN
   71,000         1.33%, 1/26/05 (B)                     1.33        71,000,798


3



PORTFOLIO OF INVESTMENTS (continued)

                                             AllianceBernstein Capital Reserves
_______________________________________________________________________________



 PRINCIPAL
  AMOUNT
   (000)          SECURITY (a)                          YIELD             VALUE
-------------------------------------------------------------------------------
                  K2 (USA) LLC FRN
$ 108,000         1.06%, 3/24/05 (b)                     1.32%  $   107,992,420
                  SIGMA FINANCE, INC.
                  FRN MTN
   63,000         1.19%, 7/16/04 (b)                     1.20        62,999,743
   75,000         1.06%, 5/31/05 (b)                     1.34        74,986,532
   50,000         1.60%, 12/17/04 (b)                    1.49        50,027,239
                                                                ---------------
                  Total Corporate
                  Obligations (amortized
                  cost $856,819,513)                                856,819,513
                                                                ---------------
                  REPURCHASE AGREEMENTS-5.8%
                  CS FIRST BOSTON CORP.
  260,000         1.07%, dated 06/04/04,
                  due 07/06/04 in the
                  amount of $260,247,289
                  (cost $260,000,000;
                  collateralized by
                  $971,323,028 FHLMC's
                  & FNMA's, 0.00%,
                  due 12/12/12 to 12/01/37,
                  value $265,200,587)                    1.07       260,000,000
                  GOLDMAN SACHS & CO.
  107,000         1.55%, dated 06/30/04,
                  due 07/01/04 in the
                  amount of $107,004,607
                  (cost $107,000,000;
                  collateralized by
                  $168,057,398 FNMA's,
                  4.50% to 7.00%, due
                  12/01/12 to 06/01/34,
                  value $109,140,000)                    1.55       107,000,000
                  MERRILL LYNCH & CO., INC.
  175,000         1.18%, dated 06/04/04,
                  due 08/03/04 in the
                  amount of $175,344,167
                  (cost $175,000,000;
                  collateralized by
                  $261,684,874 FHLMC's
                  & FNMA's, 4.00% to
                  7.50%, due 12/01/05 to
                  07/01/34, value
                  $178,501,479) (c)                      1.18       175,000,000
                  MORGAN STANLEY
  100,000         1.23%, dated 06/21/04,
                  due 07/20/04 in the
                  amount of $100,099,083
                  (cost $100,000,000;
                  collateralized by
                  $270,390,375 FHLMC's
                  & FNMA's, 4.50% to
                  7.50%, due 10/01/15 to
                  05/01/34, value
                  $102,453,541) (c)                      1.23       100,000,000
                                                                ---------------
                  Total Repurchase
                  Agreements (amortized
                  cost $642,000,000)                                642,000,000
                                                                ---------------
                  TOTAL INVESTMENTS-100.0%
                  (amortized cost
                  $11,037,484,243)                               11,037,484,243
                  Other assets less
                  liabilities-0.0%                                   (1,927,725)
                                                                ---------------
                  NET ASSETS-100%                               $11,035,556,518
                                                                ===============



(a) All securities either mature or their interest rate changes in 397 days or less.

(b) Securities issued in reliance on section 4(2) or Rule 144A of the Securities and Exchange Act of 1933. Rule 144A securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2004, the aggregate market value of these securities amounted to $3,464,356,781 or 31.4% of net assets.

(c)  Repurchase Agreements which are terminable within 7 days.

Glossary of Terms:

FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Corporation
FRN - Floating Rate Note
MTN - Medium Term Note

See notes to financial statements.


4


STATEMENT OF ASSETS & LIABILITIES
June 30, 2004

                                             AllianceBernstein Capital Reserves
_______________________________________________________________________________


ASSETS
  Investments in securities, at value
    (cost $11,037,484,243)                                      $11,037,484,243
  Cash                                                                  528,166
  Interest receivable                                                10,349,853
  Receivable for capital stock sold                                      62,016
                                                                ---------------
  Total assets                                                   11,048,424,278
                                                                ---------------
LIABILITIES
  Advisory fee payable                                                4,161,278
  Distribution fee payable                                            2,268,559
  Administrative fee payable                                          4,739,096
  Transfer agent payable                                                757,351
  Accrued expenses                                                      941,476
                                                                ---------------
  Total liabilities                                                  12,867,760
                                                                ---------------
NET ASSETS                                                      $11,035,556,518
                                                                ===============
COMPOSITION OF NET ASSETS
  Capital stock, at par                                             $11,035,852
  Additional paid-in capital                                     11,024,541,072
  Accumulated net realized loss on investment transactions              (20,406)
                                                                ---------------
                                                                $11,035,556,518
                                                                ===============
NET ASSET VALUE PER SHARE
  (based on 11,035,852,334 shares outstanding)                            $1.00
                                                                          =====


See notes to financial statements.


5


STATEMENT OF OPERATIONS
Year Ended June 30, 2004

                                             AllianceBernstein Capital Reserves
_______________________________________________________________________________


INVESTMENT INCOME
  Interest                                                         $123,744,144

EXPENSES
  Advisory fee (Note B)                           $ 50,599,889
  Distribution fee (Note C)                         27,583,273
  Administrative services (Note C)                  18,132,661
  Transfer agency (Note B)                           9,174,062
  Printing                                             522,562
  Custodian fees                                       502,180
  Registration fees                                    123,634
  Audit and legal fees                                  44,518
  Trustees' fees                                        21,300
  Miscellaneous                                        319,045
                                                  ------------
  Total expenses                                   107,023,124
  Less: expense offset arrangement (Note B)                (25)
                                                  ------------
  Net expenses                                                      107,023,099
                                                                   ------------
  Net investment income                                              16,721,045

REALIZED LOSS ON INVESTMENT TRANSACTIONS
  Net realized loss on investment transactions                           (8,059)
                                                                   ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                         $ 16,712,986
                                                                   ============


STATEMENT OF CHANGES IN NET ASSETS
_______________________________________________________________________________


                                                YEAR ENDED        YEAR ENDED
                                               JUNE 30, 2004     JUNE 30, 2003
                                              ===============   ===============
INCREASE IN NET ASSETS FROM OPERATIONS
  Net investment income                       $    16,721,045   $    75,456,995
  Net realized gain (loss) on
    investment transactions                            (8,059)          181,742
                                              ---------------   ---------------
  Net increase in net assets from
    operations                                     16,712,986        75,638,737

DIVIDENDS TO SHAREHOLDERS FROM
  Net investment income                           (16,721,045)      (75,456,995)

TRANSACTIONS IN SHARES OF BENEFICIAL
INTEREST
  Net decrease (Note E)                          (734,104,125)   (1,228,508,359)
                                              ---------------   ---------------
  Total decrease                                 (734,112,184)   (1,228,326,617)

NET ASSETS
  Beginning of period                          11,769,668,702    12,997,995,319
                                              ---------------   ---------------
  End of period                               $11,035,556,518   $11,769,668,702
                                              ===============   ===============


See notes to financial statements.


6


NOTES TO FINANCIAL STATEMENTS
June 30, 2004

                                             AllianceBernstein Capital Reserves
_______________________________________________________________________________


NOTE A: SIGNIFICANT ACCOUNTING POLICIES

AllianceBernstein Capital Reserves (the "Trust"), formerly Alliance Capital Reserves, is an open-end diversified investment company registered under the Investment Company Act of 1940. The Trust consists of two portfolios:
AllianceBernstein Capital Reserves (the "Portfolio"), formerly Alliance Capital Reserves and AllianceBernstein Money Reserves, formerly Alliance Money Reserves, each of which is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Portfolio's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Portfolio.

1. VALUATION OF SECURITIES

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Certain illiquid securities containing unconditional puts at par value are also valued at amortized cost. The Portfolio amortizes premiums and accretes market discounts as adjustments to interest income.

2. TAXES

It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. DIVIDENDS

The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

4. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS

Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

5. REPURCHASE AGREEMENTS

It is the policy of the Portfolio that its custodian or designated subcustodian take control of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to seller of the security, realization of collateral by the Portfolio may be delayed or limited.

NOTE B: ADVISORY FEE AND TRANSACTIONS WITH AN AFFILIATE OF THE ADVISER

The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion.

Prior to July 1, 2003, the Adviser agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and where permitted, extraordinary expenses) exceed .98% of its average daily net assets for any fiscal year.


7


NOTES TO FINANCIAL STATEMENTS (continued)

                                             AllianceBernstein Capital Reserves
_______________________________________________________________________________


Effective July 1, 2003, the Adviser agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and where permitted, extraordinary expenses) exceed .97% of its average daily net assets for any fiscal year. No reimbursement was required for the year ended June 30, 2004.

The Portfolio compensates Alliance Global Investor Services, Inc.(AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $3,698,879 for the year ended June 30, 2004.

For the year ended June 30, 2004, the Portfolio's expenses were reduced by $25 under an expense offset arrangement with AGIS.

NOTE C: DISTRIBUTION SERVICES AGREEMENT AND ADMINISTRATIVE SERVICES PAYMENTS

Pursuant to the Portfolio's Rule 12b-1 Plan (the "Plan") as contained in its Distribution Services Agreement, the Portfolio pays AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the year ended June 30, 2004, the distribution fee amounted to $27,583,273.

In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the year ended June 30, 2004, such payments by the Portfolio amounted to $18,132,661, of which $98,667 was paid to the Adviser.

NOTE D: INVESTMENT TRANSACTIONS, INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

At June 30, 2004, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 2004, the Portfolio had a capital loss carryforward of $20,406, of which $887 expires in 2005, $2,275 expires in 2006, $9,185 expires in 2007 and $8,059 expires in the year 2012. To the extent that any net capital loss carryforward is used to offset future capital gains, it is probable that these gains will not be distributed to shareholders. The dividends paid by the Portfolio for the years ended June 30, 2004 and 2003 are deemed to be ordinary income for federal income tax purposes. For the year ended June 30, 2004, the capital loss carryforward expired was $106,987. During the current fiscal year the Portfolio had a permanent difference due to expired capital loss carryforwards. This entry resulted in a reclassification from accumulated net realized loss on investment transactions to additional paid in capital. This reclassification had no effect on net assets.

NOTE E: TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

An unlimited number of shares ($.001 par value) are authorized. At June 30, 2004, capital paid-in aggregated $11,035,576,924. Transactions, all at $1.00 per share, were as follows:

                                                YEAR ENDED        YEAR ENDED
                                                  JUNE 30,          JUNE 30,
                                                   2004              2003
                                              ===============   ===============
Shares sold                                    17,150,330,593    15,942,210,681
Shares issued on reinvestment of dividends         16,721,045        75,456,995
Shares redeemed                               (17,901,155,763)  (17,246,176,035)
Net decrease                                     (734,104,125)   (1,228,508,359)
                                              ===============   ===============


8


FINANCIAL HIGHLIGHTS

                                             AllianceBernstein Capital Reserves
_______________________________________________________________________________


Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                   YEAR ENDED JUNE 30,
                                            ---------------------------------------------------------------
                                               2004         2003         2002         2001         2000
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period           $1.00        $1.00        $1.00        $1.00        $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                           .002         .006         .016         .051         .049

LESS: DIVIDENDS
Dividends from net investment income           (.002)       (.006)       (.016)       (.051)       (.049)
Net asset value, end of period                 $1.00        $1.00        $1.00        $1.00        $1.00

TOTAL RETURN
Total investment return based on
  net asset value (a)                           0.15%        0.60%        1.58%        5.18%        4.97%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)      $11,036      $11,770      $12,998      $13,405      $10,182
Ratio to average net assets of:
  Expenses                                      0.97%        0.98%        1.00%        1.00%        1.00%
  Net investment income                         0.15%        0.61%        1.58%        4.99%        4.88%



(a) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.


9


REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

                                             AllianceBernstein Capital Reserves
_______________________________________________________________________________


TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF ALLIANCEBERNSTEIN CAPITAL RESERVES

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AllianceBernstein Capital Reserves (the "Fund"), formerly Alliance Capital Reserves, a portfolio of AllianceBernstein Capital Reserves, formerly Alliance Capital Reserves, at June 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
August 20, 2004


10


                                             AllianceBernstein Capital Reserves
_______________________________________________________________________________


ALLIANCEBERNSTEIN CAPITAL RESERVES
1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800) 221-5672


TRUSTEES

WILLIAM H. FOULK, JR.(1), Chairman
CHARLES H.P. DUELL (1)
DAVID K. STORRS (1)
SHELBY WHITE (1)


OFFICERS

MARC O. MAYER, Chief Executive Officer
SUSAN L. MATTESON, President
DREW A. BIEGEL, Senior Vice President
PATRICIA ITTNER, Senior Vice President
JOHN J. KELLEY, Senior Vice President
ROBERT I. KURZWEIL, Senior Vice President
DORIS T. MULLER, Senior Vice President
RAYMOND J. PAPERA, Senior Vice President
JOHN F. CHIODI, JR., Vice President
MARIA R. CONA, Vice President
JOSEPH C. DONA, Vice President
WILLIAM J. FAGAN, Vice President
LINDA N. KELLEY, Vice President
JOSEPH R. LASPINA, Vice President
MARK R. MANLEY, Secretary
MARK D. GERSTEN, Treasurer and Chief Financial Officer
THOMAS R. MANLEY, Controller


CUSTODIAN

STATE STREET BANK AND TRUST COMPANY
225 Franklin Street
Boston, MA 02110

DISTRIBUTOR

ALLIANCEBERNSTEIN INVESTMENT
RESEARCH AND MANAGEMENT, INC.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT

ALLIANCE GLOBAL INVESTOR SERVICES, INC.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-free 1 (800) 221-5672

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PRICEWATERHOUSECOOPERS LLP
300 Madison Avenue
New York, NY 10017

LEGAL COUNSEL

SEWARD & KISSEL LLP
One Battery Park Plaza
New York, NY 10004


(1)  Member of the Audit Committee.


11


                                             AllianceBernstein Capital Reserves
_______________________________________________________________________________


MANAGEMENT OF THE FUND

The business and affairs of the Fund are managed under the direction of the Trustees of the Fund. Certain information concerning the Fund's Trustees is set forth below.



                                                                                PORTFOLIOS
                                                                                  IN FUND           OTHER
  NAME, AGE, ADDRESS                           PRINCIPAL                           COMPLEX      DIRECTORSHIPS
      OF TRUSTEE                              OCCUPATION(S)                      OVERSEEN BY       HELD BY
  (YEARS OF SERVICE*)                      DURING PAST 5 YEARS                    TRUSTEE          TRUSTEE
---------------------------------------------------------------------------------------------------------------
DISINTERESTED TRUSTEES
William H. Foulk, Jr., # +, 71      An Investment Adviser and an Independent        113             None
2 Sound View Drive, Suite 100       Consultant. He was formerly Senior
Greenwich, CT 06830 (20)            Manager of Barrett Associates, Inc., a
(Chairman of the Board)             registered investment adviser, with which
                                    he had been associated since prior to 1999.
                                    He was formerly Deputy Comptroller and Chief
                                    Investment Officer of the State of New York
                                    and, prior thereto, Chief Investment Officer
                                    of the New York Bank for Savings.

Charles H.P. Duell, # +, 66         President of Middleton Place Foundation          14             None
Middleton Place Foundation,         and President of the Middleton Inn
4300 Ashley River Road              Company, both of which entities he has
Charleston, SC 29414 (19)           been associated with since prior to 1999. He
                                    is also a Trustee Emeritus of the National
                                    Trust for Historic Preservation and formerly
                                    a Director of the Grand Teton Lodge Company
                                    and GRC, International and Chairman of The
                                    Board of Architectural Review of the City of
                                    Charleston.

David K. Storrs, # +, 60            President of Alternative Investment Group,       14             None
65 South Gate Lane                  LLC (an investment firm). He was formerly
Southport, CT 06890                 President of The Common Fund (investment
(15)                                management for educational institutions)
                                    with which he had been associated since prior
                                    to 1999.

Shelby White, # +, 65               An author and financial journalist.              14             None
One Sutton Place South
New York, NY 10022 (12)



*    There is no stated term of office for the Fund's Trustees.

#    Member of the Audit Committee.

+    Member of the Nominating Committee.


12


                                             AllianceBernstein Capital Reserves
_______________________________________________________________________________


OFFICER INFORMATION

Certain information concerning the Fund's Officers is listed below.


 NAME, ADDRESS*                         POSITION(S) HELD                    PRINCIPAL OCCUPATION
    AND AGE                                WITH FUND                        DURING PAST 5 YEARS**
-------------------------------------------------------------------------------------------------------------------

Marc O. Mayer, 46                   Chief Executive Officer         Executive Vice President of Alliance Capital
                                                                    Management Corporation ("ACMC")** since 2001;
                                                                    prior thereto, Chief Executive Officer of Sanford C.
                                                                    Bernstein & Co. LLC and its predecessor since prior
                                                                    to 1999.

Susan L. Matteson, 41               President                       Senior Vice President of AllianceBernstein Investment
                                                                    Research and Management, Inc. ("ABIRM")** and
                                                                    President of Alliance Cash Management Services with
                                                                    which she has been associated since prior to 1999.

Drew A. Biegel, 53                  Senior Vice President           Vice President of ACMC** with which he has
                                                                    been associated since prior to 1999.

Patricia Ittner, 53                 Senior Vice President           Vice President of ACMC** with which she has
                                                                    been associated since prior to 1999.

John J. Kelley, 44                  Senior Vice President           Senior Vice President of ACMC** with which he
                                                                    has been associated since prior to 1999.

Robert I. Kurzweil, 53              Senior Vice President           Vice President of ABIRM** with which he has
                                                                    been associated since prior to 1999.

Doris T. Muller, 40                 Senior Vice President           Vice President of ABIRM** with which she has
                                                                    been associated since prior to 1999.

Raymond J. Papera, 48               Senior Vice President           Senior Vice President of ACMC** with which he
                                                                    has been associated since prior to 1999.

John F. Chiodi, Jr., 38             Vice President                  Vice President of ACMC** with which he has been
                                                                    associated since prior to 1999.

Maria R. Cona, 49                   Vice President                  Vice President of ACMC** with which she has been
                                                                    associated since prior to 1999.

Joseph C. Dona, 43                  Vice President                  Senior Vice President of ACMC** with which he has
                                                                    been associated since prior to 1999.

William J. Fagan, 42                Vice President                  Assistant Vice President of ACMC** with which he has
                                                                    been associated since prior to 1999.

Linda N. Kelley, 44                 Vice President                  Assistant Vice President of ACMC** with which she
                                                                    has been associated since prior to 1999.

Joseph R. LaSpina, 43               Vice President                  Senior Vice President of ABIRM** with which he has
                                                                    been associated since prior to 1999.

Mark R. Manley, 41                  Secretary                       Senior Vice President and Chief Compliance Officer of
                                                                    ACMC** with which he has been associated since prior
                                                                    to 1999.



13


                                             AllianceBernstein Capital Reserves
_______________________________________________________________________________



 NAME, ADDRESS*                         POSITION(S) HELD                    PRINCIPAL OCCUPATION
    AND AGE                                WITH FUND                        DURING PAST 5 YEARS**
-------------------------------------------------------------------------------------------------------------------

Mark D. Gersten, 53                 Treasurer and Chief             Senior Vice President of Alliance Global Investor
                                    Financial Officer               Services, Inc. ("AGIS")** and Vice President of
                                                                    ABIRM** with which he has been associated
                                                                    since prior to 1999.

Thomas R. Manley, 53                Controller                      Vice President of ACMC** with which he
                                                                    has been associated since prior to 1999.




* The address for each of the Fund's Officers is 1345 Avenue of the Americas, New York, NY 10105.

**  ACMC, ABIRM and AGIS are affiliates of the Fund.

The Fund's Statement of Additional Information (SAI) has additional information about the Fund's Trustees and Officers and is available without charge upon request. Contact your financial representative or Alliance Capital at 800-227-4618 for a free prospectus or SAI.

                      (This page left intentionally blank.)

ALLIANCEBERNSTEIN CAPITAL RESERVES


[LOGO] AllianceBernstein (SM)
Investment Research and Management


ANNUAL REPORT
JUNE 30, 2004


ALLIANCEBERNSTEIN CAPITAL RESERVES
1345 Avenue of the Americas, New York, NY 10105
Toll-free 1 (800) 221-5672

YIELDS. For current recorded yield information on AllianceBernstein Capital Reserves, call toll-free (800) 221-9513

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


[LOGO] AllianceBernstein (SM)
Investment Research and Management


Distribution of this report other than to shareholders must be preceded or accompanied by the Fund's current prospectus, which contains further information about the Fund.

(SM) This service mark used under license from the owner, Alliance Capital Management L.P.


ABCRAR0604




PORTFOLIO OF INVESTMENTS
June 30, 2004

                                               AllianceBernstein Money Reserves
_______________________________________________________________________________


 PRINCIPAL
  AMOUNT
   (000)          SECURITY(a)                           YIELD             VALUE
-------------------------------------------------------------------------------
                  COMMERCIAL PAPER-39.2%
                  AEGON FUNDING CORP.
$   2,500         8/09/04 (b)                            1.24%   $    2,496,642
                  AMSTEL FUNDING CORP.
   26,075         8/12/04 (b)                            1.11        26,041,233
                  ASB BANK, LTD.
   15,000         7/20/04 (b)                            1.09        14,991,371
    5,500         8/19/04 (b)                            1.26         5,490,567
                  ATLANTIS ONE FUNDING CORP.
   10,000         8/02/04 (b)                            1.08         9,990,400
    6,444         7/14/04 (b)                            1.09         6,441,464
    5,000         8/19/04 (b)                            1.35         4,990,812
                  BANK OF IRELAND
   10,000         8/16/04 (b)                            1.09         9,986,072
                  BANQUE CAISSE
                  D'EPARGNE L'ETAT
    8,700         12/23/04                               1.13         8,652,211
    8,000         9/09/04                                1.35         7,979,000
                  BANQUE GENERALE DU
                  LUXEMBOURG
   10,000         8/11/04                                1.11         9,987,358
   12,000         7/30/04                                1.12        11,989,222
                  CAISSE NATIONALE DES
                  CAISSES D'EPARGNE
    9,000         8/16/04 (b)                            1.28         8,985,280
                  CS FIRST BOSTON CORP.
   10,000         7/12/04 (b)                            1.09         9,996,670
                  DEN NORSKE BANK
   12,000         8/06/04                                1.16        11,986,080
   10,000         8/20/04                                1.19         9,983,472
                  DEPFA BANK PLC
    8,300         7/20/04 (b)                            1.09         8,295,225
    8,700         7/29/04 (b)                            1.09         8,692,624
   10,000         9/07/04 (b)                            1.11         9,979,128
                  GENERAL ELECTRIC
                  CAPITAL CORP.
   10,000         8/16/04                                1.09         9,986,072
   10,000         9/03/04                                1.28         9,977,244
   30,000         9/08/04                                1.29        29,925,825
   10,000         8/20/04                                1.32         9,981,667
                  GENERAL ELECTRIC
                  CAPITAL SERVICES
   10,000         9/07/04                                1.33         9,974,878
                  GIRO BALANCED
                  FUNDING
   12,100         8/12/04 (b)                            1.23        12,082,636
   12,694         8/20/04 (b)                            1.25        12,671,962
    3,000         9/07/04 (b)                            1.35         2,992,350
                  GREENWICH CAPITAL
                  HOLDINGS FUNDING CORP.
   11,000         8/17/04 (b)                            1.08        10,984,490
                  HBOS TREASURY
                  SERVICES PLC
   15,000         7/08/04                                1.09        14,996,821
   15,000         8/09/04                                1.11        14,981,962
    3,500         8/17/04                                1.20         3,494,517
                  HSBC BANK PLC
   10,000         7/13/04                                1.08         9,996,400
    7,000         8/09/04                                1.08         6,991,810
   15,000         9/28/04                                1.09        14,959,579
   13,000         8/11/04                                1.17        12,982,678
                  ING INSURANCE
                  HOLDINGS, INC.
    5,000         8/12/04                                1.06         4,993,817
   20,000         9/03/04                                1.08        19,961,600
                  MORGAN STANLEY
   10,000         7/07/04                                1.12         9,998,133
                  NATIONAL BANK OF
                  NEW ZEALAND
    7,000         9/17/04 (b)                            1.48         6,977,554
   10,000         9/13/04 (b)                            1.49         9,969,372
                  NETWORK RAIL FINANCE PLC
    7,600         7/20/04 (b)                            1.09         7,595,628
    5,000         10/14/04 (b)                           1.17         4,982,937
                  NORDEA NORTH
                  AMERICA, INC.
    5,000         7/19/04                                1.07         4,997,325
                  NORDEUTSCHE LANDESBANK
   10,000         8/10/04 (b)                            1.18         9,986,945
   10,000         8/09/04 (b)                            1.23         9,986,675
   13,000         9/15/04 (B)                            1.28        12,964,871
                  NORTHERN ROCK PLC
   15,500         7/26/04 (b)                            1.09        15,488,267
                  PROCTOR & GAMBLE CO.
    4,500         8/17/04                                1.33         4,492,186
                  SANTANDER FINANCE
    5,000         8/06/04                                1.08         4,994,600
   10,000         9/03/04                                1.11         9,980,356
                  SOCIETE GENERALE
    6,600         12/23/04                               1.12         6,564,067
   20,000         8/09/04                                1.19        19,974,216
                  TOYOTA MOTOR CREDIT CORP.
    5,000         8/04/04 (b)                            1.22         4,994,239

                                               AllianceBernstein Money Reserves
_______________________________________________________________________________


 PRINCIPAL
  AMOUNT
   (000)          SECURITY(a)                           YIELD             VALUE
-------------------------------------------------------------------------------
                  VERIZON NETWORK
                  FUNDING CORP.
$   7,500         7/13/04                                1.10%   $    7,497,250
                  WESTPAC CAPITAL CORP.
   11,700         8/17/04                                1.05        11,683,961
                  YORKTOWN CAPITAL LLC
    7,000         7/07/04 (b)                            1.09         6,998,728
                                                                 --------------
                  Total Commercial Paper
                  (amortized cost
                  $569,018,449)                                     569,018,449
                                                                 --------------
                  CERTIFICATES OF
                  DEPOSIT-24.6%
                  ABBEY NATIONAL
                  TREASURY SERVICES PLC
    9,000         1.09%, 7/19/04                         1.09         9,000,000
                  BANCO BILBAO VIZCAYA
    8,000         1.20%, 8/16/04                         1.20         8,000,000
                  BNP PARIBAS
   25,000         1.35%, 9/10/04                         1.35        25,000,246
                  CITIBANK NA
    8,000         1.19%, 8/20/04                         1.19         8,000,000
                  CREDIT AGRICOLE
                  INDOSUEZ
   10,000         1.13%, 9/29/04                         1.13        10,000,124
    8,600         1.26%, 12/29/04                        1.26         8,600,000
                  CREDIT LYONNAIS BANK
    8,000         1.23%, 12/31/04                        1.14         8,003,387
                  CS FIRST BOSTON CORP.
   11,000         1.33%, 8/12/04 (b)                     1.18        11,001,917
   11,000         1.37%, 9/09/04 (b)                     1.37        11,000,000
                  DANSKE CORP.
    7,000         1.11%, 7/30/04                         1.11         7,000,000
                  DEUTSCHE BANK
   17,800         1.25%, 10/25/04                        1.20        17,802,815
                  DEXIA CLF FINANCE CO.
   17,000         1.08%, 8/31/04 (b)                     1.08        17,000,000
    8,700         1.14%, 12/29/04 (b)                    1.14         8,700,000
                  FORTIS FUNDING
    3,900         1.12%, 8/16/04 (b)                     1.12         3,900,000
                  HBOS TREASURY
                  SERVICES PLC
    8,700         1.14%, 12/31/04                        1.14         8,700,000
                  LANDESBANK
                  BADEN-WURTTEMBERG
   15,000         1.10%, 7/16/04                         1.08        15,000,092
    7,700         1.20%, 8/20/04                         1.20         7,700,053
    8,000         1.37%, 10/15/04                        1.36         8,000,117
                  NATEXIS BANQUE
   14,000         1.09%, 7/15/04                         1.09        14,000,000
                  NORDEA BANK FINLAND PLC
    6,000         1.27%, 8/04/04                         1.30         5,999,831
   10,000         1.45%, 11/15/04                        1.45        10,000,000
                  REGIONS BANK
   10,000         1.18%, 8/13/04                         1.18        10,000,000
                  ROYAL BANK SCOTLAND
                  PLC FRN
    7,000         1.21%, 6/20/05                         1.24         6,997,941
                  STATE STREET BANK &
                  TRUST CO.
   10,000         1.25%, 8/10/04                         1.25        10,000,000
                  SVENSKA HANDELSBANKEN
   20,000         1.08%, 8/19/04                         1.08        20,000,000
    5,000         1.28%, 9/15/04                         1.28         5,000,000
                  TORONTO DOMINION BANK
   11,000         1.08%, 8/25/04                         1.08        11,000,000
                  UNICREDITO ITALIANO SPA
   25,000         1.38%, 9/09/04                         1.38        25,000,000
                  WASHINGTON MUTUAL
   10,000         1.52%, 9/22/04                         1.52        10,000,000
                  WELLS FARGO BANK
   19,000         1.18%, 7/26/04                         1.18        19,000,000
    8,000         1.28%, 8/10/04                         1.28         8,000,000
                  WESTLB AG
   10,000         1.15%, 12/27/04                        1.15        10,000,000
                                                                 --------------
                  Total Certificates of
                  Deposit (amortized
                  cost $357,406,523)                                357,406,523
                                                                 --------------
                  U.S. GOVERNMENT
                  SPONSORED AGENCY
                  OBLIGATIONS-20.7%
                  FEDERAL HOME LOAN BANK
   53,000         1.15%, 8/25/04 FRN                     1.18        52,997,194
    4,800         1.17%, 12/16/04                        1.17         4,800,000
  145,000         1.21%, 9/27/04 FRN                     1.25       144,986,001
                  FEDERAL HOME LOAN
                  MORTGAGE CORPORATION
   20,000         8/20/04                                1.17        20,000,000

                                               AllianceBernstein Money Reserves
_______________________________________________________________________________


 PRINCIPAL
  AMOUNT
   (000)          SECURITY(a)                           YIELD             VALUE
-------------------------------------------------------------------------------
                  FEDERAL NATIONAL
                  MORTGAGE ASSOCIATION
$  10,000         1.05%, 10/28/04 FRN                    1.09%   $    9,998,699
   68,000         1.10%, 2/11/05 FRN                     1.12        67,991,602
                                                                 --------------
                  Total U.S. Government
                  Sponsored Agency
                  Obligations (amortized
                  cost $300,773,496)                                300,773,496
                                                                 --------------
                  CORPORATE OBLIGATIONS-9.3%
                  BETA FINANCE, INC.
    6,500         1.33%, 1/28/05
                  FRN (b)                                1.33         6,500,000
   17,500         1.33%, 2/09/05
                  FRN (b)                                1.33        17,500,533
   10,000         1.43%, 10/27/04
                  MTN (b)                                1.40         9,999,626
                  CENTAURI CORP. FRN
   12,500         1.33%, 1/28/05 (b)                     1.33        12,499,639
                  CHASE BANK USA FRN
   10,000         1.11%, 7/07/04                         1.11        10,000,000
   18,800         1.14%, 5/11/05                         1.14        18,800,000
                  DORADA FINANCE, INC. FRN
   13,000         1.08%, 1/26/05 (b)                     1.33        13,000,000
                  K2 (USA) LLC FRN
   17,000         1.31%, 3/24/05 (b)                     1.32        16,998,807
                  SIGMA FINANCE, INC. FRN MTN
   12,000         1.19%, 7/16/04 (b)                     1.20        11,999,951
   10,000         1.60%, 12/17/04 (b)                    1.49        10,005,448
                  US BANK
    8,000         1.09%, 8/17/04                         1.20         7,998,767
                                                                 --------------
                  TOTAL CORPORATE
                  OBLIGATIONS (AMORTIZED
                  COST $135,302,771)                                135,302,771
                                                                 --------------
                  REPURCHASE
                  AGREEMENTS-6.2%
                  FIRST BOSTON CORP.
   40,000         1.07%, dated 06/04/04,
                  due 07/06/04 in the
                  amount of $40,038,044
                  (cost $40,000,000;
                  collateralized by
                  $453,843,586 FHLMC's,
                  0.00%, due 09/01/24 to
                  07/01/34, value
                  $40,800,021)                           1.07        40,000,000
                  MERRILL LYNCH & CO., INC.
   50,000         1.18%, dated 06/04/04,
                  due 08/03/04 in the
                  amount of $50,098,333
                  (cost $50,000,000;
                  collateralized by
                  $58,753,289 FNMA's,
                  4.50% to 6.50%, due
                  11/01/17 to 04/01/34,
                  value $51,002,217) (c)                 1.18        50,000,000
                                                                 --------------
                  Total Repurchase
                  Agreements (amortized
                  cost $90,000,000)                                  90,000,000
                                                                 --------------
                  TOTAL INVESTMENTS-100.0%
                  (amortized cost
                  $1,452,501,239)                                 1,452,501,239
                  Other assets less liabilities-0.0%                    297,032
                                                                 --------------
                  NET ASSETS-100%                                $1,452,798,271
                                                                 ==============


(a) All securities either mature or their interest rate changes in 397 days or less.

(b) Securities issued in reliance on section 4(2) or Rule 144A of the Securities and Exchange Act of 1933. Rule 144A securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2004, the aggregate market value of these securities amounted to $405,160,063 or 27.9% of net assets.

(c)  Repurchase Agreement which is terminable within 7 days.

Glossary of Terms:

FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Corporation
FRN - Floating Rate Note
MTN - Medium Term Note

See notes to financial statements.

STATEMENT OF ASSETS & LIABILITIES
June 30, 2004

                                               AllianceBernstein Money Reserves
_______________________________________________________________________________


ASSETS
  Investments in securities, at value (cost $1,452,501,239)     $ 1,452,501,239
  Cash                                                                  342,798
  Interest receivable                                                 1,551,356
  Receivable for capital stock sold                                       1,805
                                                                ---------------
  Total assets                                                    1,454,397,198
                                                                ---------------
LIABILITIES
  Advisory fee payable                                                  526,251
  Distribution fee payable                                              311,674
  Administrative fee payable                                            538,790
  Transfer Agent payable                                                122,201
  Accrued expenses                                                      100,011
                                                                ---------------
  Total liabilities                                                   1,598,927
                                                                ---------------
NET ASSETS                                                      $ 1,452,798,271
                                                                ===============
COMPOSITION OF NET ASSETS
  Capital stock, at par                                         $     1,453,942
  Additional paid-in capital                                      1,451,353,460
  Accumulated net realized loss on investment transactions               (9,131)
                                                                ---------------
                                                                $ 1,452,798,271
                                                                ===============
NET ASSET VALUE PER SHARE
  (based on 1,453,942,102 shares outstanding)                            $ 1.00
                                                                         ======


See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended June 30, 2004

                                               AllianceBernstein Money Reserves
_______________________________________________________________________________


INVESTMENT INCOME
  Interest                                                         $ 22,339,506

EXPENSES
  Advisory fee (Note B)                           $  9,826,288
  Distribution fee (Note C)                          4,987,388
  Administrative service (Note C)                    2,541,836
  Transfer agency (Note B)                           1,631,771
  Custodian fees                                       325,742
  Registration fees                                    177,448
  Printing                                             161,438
  Audit and legal fees                                  33,761
  Trustees' fees                                        14,100
  Miscellaneous                                         83,904
                                                  ------------
  Total expenses                                    19,783,676
  Less: expense reimbursement (Note B)                (250,000)
  Less: expense offset arrangement (Note B)                 (2)
                                                  ------------
  Net expenses                                                       19,533,674
                                                                   ------------
  Net investment income                                               2,805,832

REALIZED LOSS ON INVESTMENT TRANSACTIONS
  Net realized loss on investment transactions                           (3,211)
                                                                   ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                         $  2,802,621
                                                                   ============


STATEMENT OF CHANGES IN NET ASSETS
Year Ended June 30, 2004
_______________________________________________________________________________


                                                  YEAR ENDED       YEAR ENDED
                                                 JUNE 30, 2004    JUNE 30, 2003
                                                ==============   ==============
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income                         $    2,805,832   $   14,337,008
  Net realized loss on investment
    transactions                                        (3,211)          (5,535)
                                                --------------   --------------
  Net increase in net assets from
    operations                                       2,802,621       14,331,473

DIVIDENDS TO SHAREHOLDERS FROM
  Net investment income                             (2,805,832)     (14,337,008)

TRANSACTIONS IN SHARES OF BENEFICIAL
INTEREST
  Net decrease (Note E)                           (709,032,131)    (409,574,937)
                                                --------------   --------------
  Total decrease                                  (709,035,342)    (409,580,472)

NET ASSETS
  Beginning of period                            2,161,833,613    2,571,414,085
                                                --------------   --------------
  End of period                                 $1,452,798,271   $2,161,833,613
                                                ==============   ==============


See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
June 30, 2004

                                               AllianceBernstein Money Reserves
_______________________________________________________________________________


NOTE A: SIGNIFICANT ACCOUNTING POLICIES

AllianceBernstein Capital Reserves (the "Trust"), formerly Alliance Capital Reserves is an open-end diversified investment company registered under the Investment Company Act of 1940. The Trust consists of two portfolios:
AllianceBernstein Capital Reserves, formerly Alliance Capital Reserves and AllianceBernstein Money Reserves (the "Portfolio"), formerly Alliance Money Reserves, each of which is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Portfolio's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Portfolio.

1. VALUATION OF SECURITIES

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Certain illiquid securities containing unconditional puts at par value are also valued at amortized cost. The Portfolio amortizes premiums and accretes market discounts as adjustments to interest income.

2. TAXES

It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. DIVIDENDS

The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

4. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS

Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

5. REPURCHASE AGREEMENTS

It is the Portfolio's policy that its custodian or designated subcustodian take control of securities as collateral under the repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements. If the seller defaults and the value of the collateral declines or if the bankruptcy proceedings are commenced with respect to seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

NOTE B: ADVISORY FEE AND TRANSACTIONS WITH AN AFFILIATE OF THE ADVISER

The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion.

Prior to November 1, 2003, the Adviser agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and where permitted, extraordinary expenses) exceed .96% of its average daily net assets for any fiscal year.

NOTES TO FINANCIAL STATEMENTS continued

                                               AllianceBernstein Money Reserves
_______________________________________________________________________________


Effective November 1, 2003, the Adviser agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and where permitted, extraordinary expenses) exceed .98% of its average daily net assets for any fiscal year. Effective March 1, 2004, the Adviser agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expense (excluding taxes, brokerage, interest and where permitted, extraordinary expenses) exceed 1.00% of its average daily net assets for any fiscal year. For the year ended June 30, 2004, the reimbursement amounted to $250,000.

The Portfolio compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $551,990 for the year ended June 30, 2004.

For the year ended June 30, 2004, the Portfolio's expenses were reduced by $2 under an expense offset arrangement with AGIS.

NOTE C: DISTRIBUTION SERVICES AGREEMENT AND ADMINISTRATIVE SERVICES PAYMENTS

Pursuant to the Portfolio's Rule 12b-1 Plan (the "Plan") as contained in its Distribution Services Agreement, the Portfolio pays AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the year ended June 30, 2004, the distribution fee amounted to $4,987,388. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the year ended June 30, 2004, such payments by the Portfolio amounted to $2,541,836, of which $98,667 was paid to the Adviser.

NOTE D: INVESTMENT TRANSACTIONS, INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

At June 30, 2004, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 2004, the Portfolio had a capital loss carryforward of $9,131 expires in the year 2012. To the extent that any net capital loss carryforward is used to offset future capital gains, it is probable that these gains will not be distributed to shareholders. The dividends paid by the Portfolio for the years ended June 30, 2004 and 2003 are deemed to be ordinary income for federal income tax purposes.

NOTE E: TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

An unlimited number of shares ($.001 par value) are authorized. At June 30, 2004, capital paid-in aggregated $1,452,807,402. Transactions, all at $1.00 per share, were as follows:

                                                  YEAR ENDED       YEAR ENDED
                                                   JUNE 30,         JUNE 30,
                                                     2004             2003
                                                ==============   ==============
Shares sold                                      2,805,926,891    2,620,072,080
Shares issued on reinvestment of dividends           2,805,832       14,337,008
Shares redeemed                                 (3,517,764,854)  (3,043,984,025)
                                                --------------   --------------
Net decrease                                      (709,032,131)    (409,574,937)
                                                ==============   ==============

FINANCIAL HIGHLIGHTS

                                               AllianceBernstein Money Reserves
_______________________________________________________________________________


Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                   YEAR ENDED JUNE 30,
                                            ---------------------------------------------------------------
                                                2004         2003         2002         2001         2000
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period           $1.00        $1.00        $1.00        $1.00        $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                           .001(a)      .006         .016         .051         .049(a)

LESS: DIVIDENDS
Dividends from net investment income           (.001)       (.006)       (.016)       (.051)       (.049)
Net asset value, end of period                 $1.00        $1.00        $1.00        $1.00        $1.00

TOTAL RETURN
Total investment return based on net
  asset value (b)                               0.14%        0.63%        1.58%        5.19%        4.98%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)       $1,453       $2,162       $2,571       $1,911       $1,812
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                              0.98%        0.96%        0.99%        1.00%        1.00%
  Expenses, before waivers and
    reimbursements                              0.99%        0.96%        0.99%        1.00%        1.01%
  Net investment income                         0.14%(a)     0.64%        1.54%        5.06%        4.90%(a)



(a)  Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

                                               AllianceBernstein Money Reserves
_______________________________________________________________________________


TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF ALLIANCEBERNSTEIN MONEY RESERVES

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AllianceBernstein Money Reserves (the "Fund"), formerly Alliance Money Reserves, a portfolio of AllianceBernstein Capital Reserves, formerly Alliance Capital Reserves, at June 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2004 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
August 20, 2004

                                               AllianceBernstein Money Reserves
_______________________________________________________________________________


ALLIANCEBERNSTEIN MONEY RESERVES
1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800) 221-5672


TRUSTEES

WILLIAM H. FOULK, JR.(1), Chairman
CHARLES H.P. DUELL (1)
DAVID K. STORRS (1)
SHELBY WHITE (1)


OFFICERS

MARC O. MAYER, Chief Executive Officer
SUSAN L. MATTESON, President
DREW A. BIEGEL, Senior Vice President
PATRICIA ITTNER, Senior Vice President
JOHN J. KELLEY, Senior Vice President
ROBERT I. KURZWEIL, Senior Vice President
DORIS T. MULLER, Senior Vice President
RAYMOND J. PAPERA, Senior Vice President
JOHN F. CHIODI, JR., Vice President
MARIA R. CONA, Vice President
JOSEPH C. DONA, Vice President
WILLIAM J. FAGAN, Vice President
LINDA N. KELLEY, Vice President
JOSEPH R. LASPINA, Vice President
MARK R. MANLEY, Secretary
MARK D. GERSTEN, Treasurer and Chief Financial Officer
THOMAS R. MANLEY, Controller


CUSTODIAN

STATE STREET BANK AND TRUST COMPANY
225 Franklin Street
Boston, MA 02110

DISTRIBUTOR

ALLIANCEBERNSTEIN INVESTMENT RESEARCH AND MANAGEMENT, INC.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT

ALLIANCE GLOBAL INVESTOR SERVICES, INC.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-free 1 (800) 221-5672

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PRICEWATERHOUSECOOPERS LLP
300 Madison Avenue
New York, NY 10017

LEGAL COUNSEL

SEWARD & KISSEL LLP
One Battery Park Plaza
New York, NY 10004


(1)  Member of the Audit Committee.

                                               AllianceBernstein Money Reserves
_______________________________________________________________________________


MANAGEMENT OF THE FUND

The business and affairs of the Fund are managed under the direction of the Trustees of the Fund. Certain information concerning the Fund's Trustees is set forth below.



                                                                                      PORTFOLIOS
                                                                                        IN FUND          OTHER
  NAME, AGE, ADDRESS                          PRINCIPAL                                 COMPLEX       DIRECTORSHIPS
      OF TRUSTEE                            OCCUPATION(S)                              OVERSEEN BY       HELD BY
  (YEARS OF SERVICE*)                    DURING PAST 5 YEARS                            TRUSTEE          TRUSTEE
-----------------------------------------------------------------------------------------------------------------

DISINTERESTED TRUSTEES
----------------------

William H. Foulk, Jr., # +, 71     An Investment Adviser and an Independent                113             None
2 Sound View Drive, Suite 100      Consultant. He was formerly Senior
Greenwich, CT 06830 (20)           Manager of Barrett Associates, Inc., a
(Chairman of the Board)            registered investment adviser, with which
                                   he had been associated since prior to 1999. He
                                   was formerly Deputy Comptroller and Chief
                                   Investment Officer of the State of New York and,
                                   prior thereto, Chief Investment Officer of the
                                   New York Bank for Savings.

Charles H.P. Duell, # +, 66        President of Middleton Place Foundation                  14             None
Middleton Place Foundation,        and President of the Middleton Inn
4300 Ashley River Road             Company both of which entities he has been
Charleston, SC 29414 (19)          associated with since prior to 1999. He is
                                   also a Trustee Emeritus of the National
                                   Trust for Historic Preservation and formerly
                                   a Director of the Grand Teton Lodge Company
                                   and GRC, International and Chairman of The
                                   Board of Architectural Review of the City of
                                   Charleston.

David K. Storrs, # +, 60           President of Alternative Investment Group,               14             None
65 South Gate Lane                 LLC (an investment firm). He was formerly
Southport, CT 06890                President of The Common Fund (investment
(15)                               management for educational institutions)
                                   with which he had been associated since prior
                                   to 1999.

Shelby White, # +, 65              An author and financial journalist.                      14             None
One Sutton Place South
New York, NY 10022 (12)



*  There is no stated term of office for the Fund's Trustees.

#  Member of the Audit Committee.

+  Member of the Nominating Committee.

                                               AllianceBernstein Money Reserves
_______________________________________________________________________________


OFFICER INFORMATION

Certain information concerning the Fund's Officers is listed below.



  NAME, ADDRESS*                    POSITION(S) HELD                      PRINCIPAL OCCUPATION
     AND AGE                            WITH FUND                         DURING PAST 5 YEARS**
-------------------------------------------------------------------------------------------------------------------
Marc O. Mayer, 46                   Chief Executive Officer         Executive Vice President of Alliance Capital
                                                                    Management Corporation ("ACMC")** since 2001;
                                                                    prior thereto, Chief Executive Officer of Sanford C.
                                                                    Bernstein & Co. LLC and its predecessor since prior
                                                                    to 1999.

Susan L. Matteson, 41               President                       Senior Vice President of AllianceBernstein Investment
                                                                    Research and Management, Inc. ("ABIRM")** and
                                                                    President of Alliance Cash Management Services with
                                                                    which she has been associated since prior to 1999.

Drew A. Biegel, 53                  Senior Vice President           Vice President of ACMC** with which he has
                                                                    been associated since prior to 1999.

Patricia Ittner, 53                 Senior Vice President           Vice President of ACMC** with which she has
                                                                    been associated since prior to 1999.

John J. Kelley, 44                  Senior Vice President           Senior Vice President of ACMC** with which he
                                                                    has been associated since prior to 1999.

Robert I. Kurzweil, 53              Senior Vice President           Vice President of ABIRM** with which he has
                                                                    been associated since prior to 1999.

Doris T. Muller, 40                 Senior Vice President           Vice President of ABIRM** with which she has
                                                                    been associated since prior to 1999.

Raymond J. Papera, 48               Senior Vice President           Senior Vice President of ACMC** with which he
                                                                    has been associated since prior to 1999.

John F. Chiodi, Jr., 38             Vice President                  Vice President of ACMC** with which he has been
                                                                    associated since prior to 1999.

Maria R. Cona, 49                   Vice President                  Vice President of ACMC** with which she has been
                                                                    associated since prior to 1999.

Joseph C. Dona, 43                  Vice President                  Senior Vice President of ACMC** with which he has
                                                                    been associated since prior to 1999.

William J. Fagan, 42                Vice President                  Assistant Vice President of ACMC** with which he has
                                                                    been associated since prior to 1999.

Linda N. Kelley, 44                 Vice President                  Assistant Vice President of ACMC** with which she
                                                                    has been associated since prior to 1999.

Joseph R. LaSpina, 43               Vice President                  Senior Vice President of ABIRM** with which he has
                                                                    been associated since prior to 1999.

Mark R. Manley, 41                  Secretary                       Senior Vice President and Chief Compliance Officer of
                                                                    ACMC** with which he has been associated since prior
                                                                    to 1999.


                                               AllianceBernstein Money Reserves
_______________________________________________________________________________




  NAME, ADDRESS*                    POSITION(S) HELD                      PRINCIPAL OCCUPATION
     AND AGE                            WITH FUND                         DURING PAST 5 YEARS**
-------------------------------------------------------------------------------------------------------------------
Mark D. Gersten, 53                 Treasurer and Chief             Senior Vice President of Alliance Global Investor
                                    Financial Officer               Services, Inc. ("AGIS")** and Vice President of
                                                                    ABIRM** with which he has been associated since
                                                                    prior to 1999.

Thomas R. Manley, 53                Controller                      Vice President of ACMC** with which he
                                                                    has been associated since prior to 1999.



* The address for each of the Fund's Officers is 1345 Avenue of the Americas, New York, NY 10105.

**  ACMC, ABIRM and AGIS are affiliates of the Fund.

The Fund's Statement of Additional Information (SAI) has additional information about the Fund's Trustees and Officers and is available without charge upon request. Contact your financial representative or Alliance Capital at 800-227-4618 for a free prospectus or SAI.

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

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


ALLIANCEBERNSTEIN MONEY RESERVES


[LOGO] AllianceBernstein (SM)
Investment Research and Management


ANNUAL REPORT
JUNE 30, 2004


ALLIANCEBERNSTEIN MONEY RESERVES
1345 Avenue of the Americas, New York, NY  10105
Toll-free 1 (800) 221-5672


YIELDS. For current recorded yield information on AllianceBernstein Money Reserves, call toll-free (800) 221-9513


An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


[LOGO] AllianceBernstein (SM)
Investment Research and Management


Distribution of this report other than to shareholders must be preceded or accompanied by the Fund's current prospectus, which contains further information about the Fund.


SM This service mark used under license from the owner, Alliance Capital Management L.P.


ABMRAR0604


ITEM 2. CODE OF ETHICS.


(a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of the registrant's code of ethics is filed herewith as
Exhibit 11(a)(1).


(b) During the period covered by this report, no material amendments were made to the provisions of the code of ethics adopted in 2(a) above.


(c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.


The registrant's Board of Trustees has determined that independent trustees David K. Storrs and William H. Foulk, Jr. qualify as audit committee financial experts.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.


    The following table sets forth the aggregate fees billed by the independent auditor, PricewaterhouseCoopers LLP, for each Portfolio's last two fiscal years for professional services rendered for: (i) the audit of the Portfolio's annual financial statements included in the Portfolio's annual report to stockholders;
(ii) assurance and related services that are reasonably related to the performance of the audit of the Portfolio's financial statements and are not reported under (i), which include advice and education on accounting and auditing issues, and consent letters; (iii) tax compliance, tax advice and tax return preparation; and (iv) aggregate non-audit services provided to the Portfolio, the Portfolio's Adviser and entities that control, are controlled by or under common control with the Adviser that provide ongoing services to the Portfolio ("Service Affiliates"), which include conducting an annual internal control report pursuant to Statement on Auditing Standards No. 70.
No other services were provided to each Portfolio during this period.

                                                                 All Fees for
                                                              Non-Audit Services
                                                                Provided to the
                                                                 Portfolio, the
                                                                     Adviser
                                    Audit-Related                 and Service
                       Audit Fees    Fees (a)(b)    Tax Fees    Affiliates(a)(b)
                       ----------   ------------    --------   -----------------
Capital Reserves  2003:  $16,400      $9,100        $7,500       $1,184,273
                  2004:  $17,857      $5,255        $5,875       $1,093,422
Money Reserves    2003:  $16,400      $9,100        $7,500       $1,184,273
                  2004:  $17,857      $5,255        $5,875       $1,093,422

(a) Includes SAS 70 fees of $3,100, per portfolio for the year ended 2003, which were paid to Ernst & Young.

(b) Includes SAS 70 fees of $3,255, per portfolio for the year ended 2004, which were paid to Ernst & Young.

      Beginning with audit and non-audit service contracts entered into on or after May 6, 2003, the Fund's Audit Committee policies and procedures require the pre-approval of all audit and non-audit services provided to the Portfolios by the Fund's independent auditors. The Fund's Audit Committee policies and procedures also require pre-approval of all audit and non-audit services provided to the Adviser and Service Affiliates to the extent that these services are directly related to the operations or financial reporting of a Portfolio. Accordingly, all of the amounts in the table for Audit Fees, Audit-Related Fees and Tax Fees for 2004 are for services pre-approved by the Fund's Audit Committee. The amounts of the Fees for Non-Audit Services provided to the Fund, the Adviser and Service Affiliates in the table for each Portfolio, that were subject to pre-approval by the Audit Committee for 2004 were as follows:

                          Non-Audit Services Pre-Approved
                              by the Audit Committee
                          -------------------------------
                           Audit
                          Related       Tax
                          Fees (a)     Fees      Total(a)
                          --------     ----      --------
Capital Reserves         $252,000     $5,875     $257,875
Money Reserves           $252,000     $5,875     $257,875


(a) Includes SAS 70 fees of $3,255, per portfolio for the year ended 2004, which were paid to Ernst & Young.

(b) Includes SAS 70 fees of $3,255, per portfolio for the year ended 2004, which were paid to Ernst & Young.

  The Audit Committee of the Fund has considered whether the provision of any non-audit services not pre-approved by the Audit Committee provided by the Fund's independent auditor to the Adviser and Service Affiliates is compatible with maintaining the auditor's independence.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.


Not applicable to the registrant.


ITEM 6. SCHEDULE OF INVESTMENTS.


Form N-CSR requirement not yet effective with respect to the registrant.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.


Not applicable to the registrant.


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.


Not applicable to the registrant.


ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.


On April 5, 2004 the Fund adopted procedures by which shareholders may recommend nominees to the Fund's Board of Directors. Prior thereto, the Fund's Board did not accept shareholder recommendations for nominees to the Fund's Board.


ITEM 10. CONTROLS AND PROCEDURES.


(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.


(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 11. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

       EXHIBIT NO.        DESCRIPTION OF EXHIBIT
       -----------        ----------------------
       11 (a) (1)         Code of ethics that is subject to the disclosure of
                          Item 2 hereof

       11 (b) (1)         Certification of Principal Executive Officer Pursuant
                          to Section 302 of the Sarbanes-Oxley Act of 2002

       11 (b) (2)         Certification of Principal Financial Officer Pursuant
                          to Section 302 of the Sarbanes-Oxley Act of 2002

       11 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002


                                  SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Capital Reserves


By:    /s/ Marc O. Mayer
       -----------------
       Marc O. Mayer
       Chief Executive Officer

Date:  August 30, 2004
       ---------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Marc O. Mayer
       -----------------
       Marc O. Mayer
       Chief Executive Officer

Date:  August 30, 2004
       ---------------

By:    /s/ Mark D. Gersten
       -------------------
       Mark D. Gersten
       Treasurer and Chief Financial Officer


Date:  August 30, 2004
       ---------------